Commitments and Contingencies - Company Lease of Buildings under Non-Cancellable Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 2,364
2018	2,387
2019	1,998
2020	1,702
2021	1,705
Beyond	33
Total	$ 10,189